11 Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	For the Quarter ended September 30,
	2012	2011
Tax at U.S. Statutory rate	$(156,981)	$(334,307)
Tax rate difference between China and U.S.	32,918	64,518
Change in Valuation Allowance	124,063	269,789
Effective tax rate	$0	$0